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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter Ended September 30, 2001

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Trinity Capital of Jacksonville, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

1 Independent Drive, Suite 1620      Jacksonville,        Florida          32202
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Christopher M Todd                 CFO                              904-355-7700
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                 Christopher M. Todd
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                           Jacksonville, Florida     7/16/01
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       ____________

Form 13F Information Table Entry Total:  ____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

            TRINITY CAPITAL OF JACKSONVILLE, INC. COMPOSITE REPORTING
                      VALUATION REPORT - WITH VOTING RIGHTS
                                    9/30/2001

                                                                                       INVESTMENT DISCRETION      VOTING AUTHORITY
NAME OF ISSUE                            TITLE OF                         SHARES OR      (A)    (B)     (C)     (A)     (B)     (C)
LONG ACCOUNT                               CLASS    CUSIP    FAIR MARKET  PRINCIPAL      SOLE  SHARED  OTHER    SOLE   SHARED  OTHER
4 KIDS ENTERTAINMENT INC CMN                      350865101     796,000      40,000     40,000                  40,000
ACTION PERFORMANCE COS INC                        004933107     509,880      28,000     28,000                  28,000
AIRTRAN HOLDINGS INC CMN                          00949P108     275,600      65,000     65,000                  65,000
ALLEGIANCE TELECOM, INC. COMMON STOCK             01747T102      15,050       5,000      5,000                   5,000
AMAZON.COM INC CMN                                023135106     597,000     100,000    100,000                 100,000
APPLIED MOLECULAR EVOLUTIINC                      03823E108   4,581,800     620,000    620,000                 620,000
AT&T CORP                                         001957109  12,236,200     634,000    634,000                 634,000
BELLSOUTH CORP                                    079860102   8,808,600     212,000    212,000                 212,000
BERKSHIRE HATHAWAY INC CL-A (DEL)          CL-A   084670108  17,500,000         250        250                     250
BERKSHIRE HATHAWAY INC.                    CL-B   084670207     582,500         250        250                     250
CABLEVISION SYS CORP                       CL-A   12686C109   2,047,000      50,000     50,000                  50,000
COINSTAR INC CMN                                  19259P300     591,600      30,000     30,000                  30,000
CORNING INCORPORATED                              219350105     149,940      17,000     17,000                  17,000
DENDRITE INTERNATIONAL COMMON STOCK               248239105     731,274      92,100     92,100                  92,100
DIAMONDS TRUST SERIES I CMN                       252787106  22,087,500     250,000    250,000                 250,000
DIGITAL LIGHTWAVE INC                             253855100     392,400      40,000     40,000                  40,000
DIRECT FOCUS INC                                  254931108  22,989,475   1,155,250  1,155,250               1,155,250
EDISON SCHOOLS CMN                         CL-A   281033100   1,505,470      99,700     99,700                  99,700
EXFO ELECTRO OPTICAL ENGR INC CMN SUB VTG         302043104      22,500       2,500      2,500                   2,500
FIRSTCITY LIQUIDATING TRUST                CL-B   33762E108     220,000      16,000     16,000                  16,000
FUELCELL ENERGY INC CMN                           35952H106   2,962,000     200,000    200,000                 200,000
GENERAL MOTORS CORPORATION CMN             CL-H   370442832     199,950      15,000     15,000                  15,000
GRUPO TELEVISA, S.A. GDS REP 20 CPO'S REP         400495206  13,345,500     465,000    465,000                 465,000
HCC INSURANCE HOLDINGS INC                        404132102     263,000      10,000     10,000                  10,000
HUNTINGTON BANCSHARES INC                         446150104   3,115,800     180,000    180,000                 180,000
IDEXX LABORATORIES                                45168D104     871,701      37,300     37,300                  37,300
IMCLONE SYS INC                                   45245W109   8,482,500     150,000    150,000                 150,000
KEY3MEDIA GROUP INC CMN                           49326R104   6,264,720   1,582,000  1,582,000               1,582,000
KINDER MORGAN INC KANS CMN                        49455P101   8,857,800     180,000    180,000                 180,000
KRISPY KREME DOUGHNUTS INC CMN                    501014104   2,368,000      80,000     80,000                  80,000
MERCK & CO.INC.                                   589331107     333,000       5,000      5,000                   5,000
METRIS COMPANIES INC                              591598107   1,237,500      50,000     50,000                  50,000
NASDAQ-100 SHARES MARKET INDEX                    631100104  20,286,000     700,000    700,000                 700,000
PALOMAR MEDICAL TECHNOLOGIES (NEW)                697529303       6,813       4,285      4,285                   4,285
PLAINS RESOURCES INC (NEW)                        726540503     572,000      22,000     22,000                  22,000
POLYCOM INC                                       73172K104     731,100      30,000     30,000                  30,000
PROFIT RECOVERY GROUP INTL INC                    743168106     489,000      50,000     50,000                  50,000
PULITZER INC CMN                                  745769109  45,608,400   1,030,000  1,030,000               1,030,000
RFS HOTEL INVESTORS INC                           74955J108     362,250      35,000     35,000                  35,000
RITE AID CORP                                     767754104     772,000     100,000    100,000                 100,000
SALTON INC                                        795757103   2,767,448     323,300    323,300                 323,300
SCRIPPS CO E.W. CL-A (NEW) CMN             CL-A   811054204  25,277,650     415,000    415,000                 415,000
SECURITY ASSOCIATES INTL INC                      813764305     100,000      50,000     50,000                  50,000
SIRIUS SATELLITE RADIO INC CMN                    82966U103     718,000     200,000    200,000                 200,000
STANDARD & POORS DEP RCPTS SPDR                   78462F103  20,888,000     200,000    200,000                 200,000
TOYS R US INC. (HOLDING CO) CMN                   892335100   1,723,000     100,000    100,000                 100,000
TYCOM LTD. CMN                                    G9144B106     471,000      60,000     60,000                  60,000
US ONCOLOGY INC                                   90338W103     955,909     128,310    128,310                 128,310
USA NETWORKS INC CMN                              902984103   5,394,000     300,000    300,000                 300,000
UST INC                                           902911106   8,300,000     250,000    250,000                 250,000
VALENCE TECHNOLOGY INC                            918914102     141,600      40,000     40,000                  40,000
VERIZON COMMUNICATIONS CMN                        92343V104  11,092,550     205,000    205,000                 205,000
WINSTAR COMMUNICATIONS INC CMN                    975515107      33,810     490,000    490,000                 490,000